Allowance for Credit Losses off Balance Sheet Positions (Detail) - Allowance for credit losses off balance sheet positions [Member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021		Jun. 30, 2020	[2]
Allowance Account for Credit Losses of Financial Assets [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year	€ 419	[1]	€ 342
Movements in financial assets including new business	(23)	[1]	35
Transfers due to changes in creditworthiness	0	[1],[3]	0	[4]
Changes in models	0	[1]	0
Foreign exchange and other changes	4	[1]	26
Allowance off-balance sheet, end of year	400	[1]	403
of which: Financial guarantees	268
Provision for Credit Losses excluding country risk	(23)	[1],[5]	35	[6]
Stage 1 [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year	144	[1]	128
Movements in financial assets including new business	(41)	[1]	1
Transfers due to changes in creditworthiness	(5)	[1],[3]	(2)	[4]
Changes in models	0	[1]	0
Foreign exchange and other changes	2	[1]	7
Allowance off-balance sheet, end of year	100	[1]	134
of which: Financial guarantees	64
Provision for Credit Losses excluding country risk	(46)	[1],[5]	(1)	[6]
Stage 2 [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year	74	[1]	48
Movements in financial assets including new business	21	[1]	33
Transfers due to changes in creditworthiness	1	[1],[3]	0	[4]
Changes in models	0	[1]	0
Foreign exchange and other changes	5	[1]	8
Allowance off-balance sheet, end of year	101	[1]	89
of which: Financial guarantees	61
Provision for Credit Losses excluding country risk	22	[1],[5]	33	[6]
Stage 3 [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year	200	[1]	166
Movements in financial assets including new business	(3)	[1]	2
Transfers due to changes in creditworthiness	4	[1],[3]	1	[4]
Changes in models	0	[1]	0
Foreign exchange and other changes	(2)	[1]	11
Allowance off-balance sheet, end of year	199	[1]	180
of which: Financial guarantees	143
Provision for Credit Losses excluding country risk	1	[1],[5]	4	[6]
Stage 3 POCI [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year	0	[1]	0
Movements in financial assets including new business	0	[1]	0
Changes in models	0	[1]	0
Foreign exchange and other changes	0	[1]	0
Allowance off-balance sheet, end of year	0	[1]	0
of which: Financial guarantees	0
Provision for Credit Losses excluding country risk	€ 0	[1],[5]	€ 0	[6]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30, 2021.
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of June 30, 2020
[3]	Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[4]	Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[5]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.